Document and Entity Information	Mar. 23, 2026
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Mar. 23, 2026
Entity Registrant Name	Bitcoin Depot Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41305
Entity Tax Identification Number	87-3219029
Entity Address Address Line 1	8601 Dunwoody Place
Entity Address City Or Town	Sandy Springs
Entity Address State Or Province	GA
Entity Address Postal Zip Code	30350
City Area Code	678
Local Phone Number	435-9604
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 on Form 8-K/A is an amendment to the current report on Form 8-K of Bitcoin Depot Inc. (the “Company”), filed on March 24, 2026 (the “Original Form 8-K”). As disclosed on the Original Form 8-K, on March 23, 2026 (the “Effective Date”), the board of directors of the Company (the “Board”) appointed W. Alexander Holmes as Chief Executive Officer and Executive Chairman of the Board. At the time of his appointment, the Board had not yet established his compensation levels or approved any compensatory agreements for Mr. Holmes in his new role. On March 27, 2026, the Board approved an employment agreement and restricted stock award for Mr. Holmes and on March 30, 2026, the Company entered into material compensatory arrangements with each of (i) Mr. Holmes, (ii) our Chief Financial Officer, David Gray, and (iii) our General Counsel and Corporate Secretary, Christopher Ryan, each as described below. The Company is amending the Original Form 8-K to provide a description of the compensation arrangements and agreements for Mr. Holmes established in connection with his appointment as Chief Executive Officer and Executive Chairman of the Board. The Company is also providing information about compensatory agreements with each of Messrs. Gray and Ryan, which are unrelated to the Original Form 8-K.
Entity Central Index Key	0001901799
Entity Emerging Growth Company	true
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	3343 Peachtree Road NE
Entity Address Address Line 2	Suite 750
Entity Address City Or Town	Atlanta
Entity Address State Or Province	GA
Entity Address Postal Zip Code	30326
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BTM
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $80.50 per share
Trading Symbol	BTMWW
Security Exchange Name	NASDAQ